FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Details) - Schedule of Financial Assets At Fair Value Through Other Comprehensive Income - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Debt securities:
Government securities	£ 18,971	£ 34,708
Bank and building society certificates of deposit	118	167
Asset-backed securities:
Mortgage-backed securities	120	2,381
Other asset-backed securities	131	467
Corporate and other debt securities	5,151	4,615
	24,491	42,338
Treasury and other bills	303
Equity shares	21	579
Total financial assets at fair value through other comprehensive income	£ 24,815	£ 42,917